Cash and cash equivalents	12 Months Ended
Jun. 30, 2020
Cash and cash equivalents.
Cash and cash equivalents

15    Cash and cash equivalents

(i)	Cash and cash equivalents comprise:

		2019	2020
	Note	RMB	RMB
Cash on hand		309	—
Cash at bank		36,827	8,546
Cash held at a related party finance entity	20(b)	223,548	489,027
Cash held at other financial institutions		—	5,448
Total		260,684	503,021

As of June 30, 2019 and 2020, the cash and cash equivalents of the Group denominated in RMB amount to RMB248,438 and RMB498,144, respectively.

(ii) Reconciliation of liabilities and equity arising from financing activities

	Liabilities		Equity
	Loans due to related
	parties	Lease liability	Contributed capital	Non-controlling interests	Total
	RMB	RMB	RMB	RMB	RMB
	(Note 18)	(Note 12(d))	(Note 16(a)(iii))	(Note 17)

At July 1, 2017	99,603	—	235,895	—	335,498

Changes from financing cash flows:
Proceeds from a loan from a related party	7,609	—	—	—	7,609
Capital contribution	—	—	11,000	—	11,000
Total changes from financing cash flows	7,609	—	11,000	—	18,609

Other change:
Net settlement of a loan made to a related party with a loan borrowed from a related party	(7,609)	—	—	—	(7,609)
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and NCI	—	—	(11,000)	4,840	(6,160)
Net profit and total comprehensive income attributable to NCI	—	—	—	8,314	8,314
Total other changes	(7,609)	—	(11,000)	13,154	(5,455)

At June 30, 2018 and July 1, 2018	99,603	—	235,895	13,154	348,652

Changes from financing cash flows:
Capital contribution	—	—	139	—	139
Dividends paid to NCI	—	—	—	(7,482)	(7,482)
Total changes from financing cash flows	—	—	139	(7,482)	(7,343)

Other changes:
Deemed capital contribution for awards paid to the Group’s teachers by the controlling shareholder	—	—	15,000	—	15,000
Acquisition of business with NCI	—	—	—	9,408	9,408
Net profit and total comprehensive income attributable to NCI	—	—	—	22,359	22,359
Total other changes	—	—	15,000	31,767	46,767

At June 30, 2019	99,603	—	251,034	37,439	388,076
Impact on initial application of IFRS 16 (Note 3)	—	411,090	—	—	411,090
At July 1, 2019	99,603	411,090	251,034	37,439	799,166

Changes from financing cash flows:
Repayment of a loan to a related party	(32,079)	—	—	—	(32,079)
Capital contribution	—	—	—	2,450	2,450
Payments to NCI upon liquidation of subsidiaries	—	—	—	(3,713)	(3,713)
Capital element of lease rentals paid	—	(2,721)	—	—	(2,721)
Interest element of lease rentals paid	—	(4,174)	—	—	(4,174)
Dividends paid to NCI	—	—	—	(21,145)	(21,145)
Total changes from financing cash flows	(32,079)	(6,895)	—	(22,408)	(61,382)

Other changes:
New leases	—	9,571	—	—	9,571
Interest on lease liabilities	—	4,363	—	—	4,363
Termination of a lease contract	—	(4,265)	—	—	(4,265)
Lease modification	—	131,634	—	—	131,634
Leases prepayments	—	(524,996)	—	—	(524,996)
Net loss and total comprehensive loss attributable to NCI	—	—	—	(4,234)	(4,234)
Total other changes	—	(383,693)	—	(4,234)	(387,927)

At June 30, 2020	67,524	20,502	251,034	10,797	349,857

Note: The Group has initially applied IFRS 16 using the modified retrospective method and adjusted the opening balances at July 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. See notes 3 and 12(d).